Property and Equipment, Net	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Leasehold improvement	208,518	88,800
Buildings	91,215	43,372
Furniture	9,327	3,792
Office equipment	19,656	11,386
Vehicles	68	68
Total cost of property and equipment	328,784	147,418
Less: Accumulated depreciation	(179,608)	(81,957)
Impairment	(17,918)	(10,954)
Add: Foreign exchange differences	17	—
Construction in progress	50	—
Total	131,325	54,507

Depreciation expenses for the years ended December 31, 2021, 2022 and 2023 were RMB71,697, RMB42,621 and RMB16,534, respectively.

Impairment loss for the years ended December 31, 2021, 2022 and 2023 were RMB16,347, RMB875 and RMB774, respectively.

Loss on disposal for the years ended December 31, 2021, 2022 and 2023 were RMB19,389, RMB26,707 and RMB14,270, respectively.

As of December 31, 2023, the Group had no significant outstanding capital commitments.